Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 61.8%
	Shares	Value ($)
International 16.5%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	64,420,795	655,803,697
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	26,125,992	237,485,262
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	63,159,476	647,384,630
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	23,491,345	243,605,244
Total		1,784,278,833
U.S. Large Cap 37.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	14,777,158	362,188,154
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,507,563	1,052,432,997
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,069,942	254,139,784
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	16,913,431	332,687,193
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	16,069,286	176,119,378
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,813,028	220,061,297
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	8,887,017	304,024,845
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	9,707,084	308,879,411
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,008,752	190,918,394
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	9,038,758	312,379,480
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,409,256	181,749,059
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	18,548,971	409,561,283
Total		4,105,141,275
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,045,212	92,239,473
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	3,772,886	91,605,677
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,679,768	134,028,563
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,846,985	140,126,328
Total		458,000,041
U.S. Small Cap 3.3%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	3,656,060	52,354,773
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	3,169,014	51,369,718
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	576,710	12,716,461
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,371,571	124,620,445
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,378,580	119,841,736
Total		360,903,133
Total Equity Funds (Cost $5,116,685,013)		6,708,323,282

Exchange-Traded Funds 9.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	2,651,000	337,949,480
iShares MSCI EAFE ETF	3,539,000	230,778,190
SPDR S&P 500 ETF Trust	1,613,300	478,779,041
Total Exchange-Traded Funds (Cost $865,840,730)		1,047,506,711

Fixed-Income Funds 12.1%

Investment Grade 12.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,210,946	225,260,247
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,785,263	65,409,934
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,945,306	132,592,893
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,244,256	65,752,015
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,510,130	159,466,332
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,271,551	244,764,343
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,151,930	22,035,763
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	35,470,932	395,500,898
Total		1,310,782,425
Total Fixed-Income Funds (Cost $1,263,235,640)		1,310,782,425

Residential Mortgage-Backed Securities - Agency 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	779,034,000	791,007,528
Total Residential Mortgage-Backed Securities - Agency (Cost $790,558,005)			791,007,528
Options Purchased Puts 0.9%
Value ($)
(Cost $171,696,867)	101,927,875

Money Market Funds 15.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	1,628,014,918	1,627,852,117
Total Money Market Funds (Cost $1,627,863,531)		1,627,852,117
Total Investments in Securities (Cost: $9,835,879,786)		11,587,399,938
Other Assets & Liabilities, Net		(725,256,079)
Net Assets		10,862,143,859

At September 30, 2019, securities and/or cash totaling $65,030,265 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	370	12/2019	USD	25,041,600	—	(424,760)
British Pound	1,025	12/2019	USD	79,001,875	—	(397,585)
CAC40 Index	40	10/2019	EUR	2,270,400	32,593	—
Canadian Dollar	60	12/2019	USD	4,537,800	—	(26,004)
DAX Index	35	12/2019	EUR	10,859,625	65,336	—
Euro Stoxx 50	139	12/2019	EUR	4,941,450	69,749	—
FTSE 100 Index	602	12/2019	GBP	44,448,670	696,516	—
FTSE/MIB Index	88	12/2019	EUR	9,709,040	183,771	—
Japanese Yen	495	12/2019	USD	57,531,375	—	(600,782)
MSCI Singapore IX ETS	157	10/2019	SGD	5,640,225	—	(39,342)
Russell 2000 E-mini	132	12/2019	USD	10,065,000	—	(386,757)
S&P 500 E-mini	3,816	12/2019	USD	568,297,800	—	(5,790,704)
S&P 500 Index	190	12/2019	USD	141,478,750	—	(1,100,290)
South African Rand	300	12/2019	USD	18,822,000	—	(497,610)
SPI 200 Index	225	12/2019	AUD	37,586,250	—	(6,807)
TOPIX Index	118	12/2019	JPY	1,873,840,000	738,475	—
U.S. Long Bond	450	12/2019	USD	73,040,625	—	(901,140)
U.S. Treasury 10-Year Note	1,734	12/2019	USD	225,961,875	—	(1,954,218)
U.S. Treasury 2-Year Note	838	12/2019	USD	180,589,000	—	(420,592)
U.S. Treasury 5-Year Note	1,865	12/2019	USD	222,211,837	—	(1,198,309)
U.S. Ultra Treasury Bond	564	12/2019	USD	108,235,125	—	(1,856,216)
Total					1,786,440	(15,601,116)

2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	(52)	12/2019	USD	(7,125,625)	110,893	—
Hang Seng Index	(236)	10/2019	HKD	(307,295,600)	418,910	—
OMXS30 Index	(2,422)	10/2019	SEK	(399,085,050)	—	(167,875)
S&P 500 E-mini	(150)	12/2019	USD	(22,338,750)	226,878	—
S&P/TSX 60 Index	(450)	12/2019	CAD	(89,649,000)	142,620	—
Swiss Franc	(160)	12/2019	USD	(20,164,000)	176,408	—
Total					1,075,709	(167,875)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,763,718,450	5,925	2,200.00	12/18/2020	48,283,684	29,091,750
S&P 500 Index	Deutsche Bank	USD	1,786,044,000	6,000	2,100.00	12/18/2020	56,391,206	22,980,000
S&P 500 Index	Deutsche Bank	USD	1,101,393,800	3,700	2,050.00	12/18/2020	29,216,927	12,450,500
S&P 500 Index	Deutsche Bank	USD	587,906,150	1,975	2,300.00	12/18/2020	14,495,395	12,254,875
S&P 500 Index	Deutsche Bank	USD	476,278,400	1,600	2,350.00	12/18/2020	11,492,862	11,080,000
S&P 500 Index	Deutsche Bank	USD	290,232,150	975	2,400.00	12/18/2020	6,457,463	7,517,250
S&P 500 Index	JPMorgan	USD	253,022,900	850	2,400.00	12/18/2020	5,359,330	6,553,500
Total							171,696,867	101,927,875
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	1,451,148,492	1,301,317,017	(1,124,450,591)	1,628,014,918	—	(34,111)	31,111	29,028,984	1,627,852,117
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	15,037,545	5,419	(265,806)	14,777,158	—	745,411	65,471,405	—	362,188,154
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	19,812,501	—	(304,938)	19,507,563	—	4,860,043	134,780,734	—	1,052,432,997
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,168,073	1,810	(99,941)	9,069,942	—	661,161	37,403,816	—	254,139,784
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,974,801	687,538	(451,393)	21,210,946	—	(29,999)	11,401,605	7,154,922	225,260,247
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,586,547	—	(673,116)	16,913,431	—	4,197,228	58,301,323	—	332,687,193
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,703,991	164,125	(82,853)	6,785,263	—	(78,014)	2,495,416	1,520,601	65,409,934
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	12,012,944	344,987	(412,625)	11,945,306	—	25,164	19,948,707	3,534,539	132,592,893
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,152,590	285	(107,663)	3,045,212	—	473,517	17,582,017	—	92,239,473
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	16,399,672	4,634	(335,020)	16,069,286	—	274,576	27,092,135	—	176,119,378
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,502,815	23,657	(713,444)	8,813,028	—	1,471,350	28,330,205	—	220,061,297
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,804,210	2,331	(33,655)	3,772,886	—	16,397	17,397,953	—	91,605,677
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	3,656,060	—	3,656,060	—	—	(1,645,227)	—	52,354,773
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	3,169,014	—	3,169,014	—	—	(2,630,282)	—	51,369,718
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	5,178,769	293,487	(4,895,546)	576,710	—	24,873,771	(10,058,795)	—	12,716,461
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,179,295	173,199	(108,238)	6,244,256	—	(25,341)	1,888,181	1,789,563	65,752,015
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	13,954,928	852,914	(297,712)	14,510,130	—	(35,863)	4,963,951	9,130,410	159,466,332
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	61,099,416	3,321,379	—	64,420,795	9,985,385	—	28,284,441	17,092,477	655,803,697
CTIVP® – DFA International Value Fund, Class 1 Shares
	23,706,038	2,419,954	—	26,125,992	7,113,493	—	(2,793,553)	8,333,779	237,485,262
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	60,462,299	2,697,177	—	63,159,476	3,218,216	—	26,454,656	16,839,160	647,384,630
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	9,295,444	—	(408,427)	8,887,017	—	5,575,448	47,211,969	—	304,024,845
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,171,566	—	(464,482)	9,707,084	—	3,256,061	52,564,948	—	308,879,411
CTIVP® – MFS® Value Fund, Class 1 Shares
	9,479,488	54,124	(2,524,860)	7,008,752	—	5,397,495	35,382,772	—	190,918,394
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	9,741,509	—	(702,751)	9,038,758	—	8,147,828	55,475,403	—	312,379,480
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,227,818	74,357	(2,892,919)	7,409,256	—	5,748,521	29,640,585	—	181,749,059
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	22,207,112	611,841	(547,402)	22,271,551	—	31,093	13,549,883	6,528,477	244,764,343
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,716,537	9,304	(46,073)	4,679,768	—	40,416	23,493,477	—	134,028,563
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	2,101,166	62,161	(11,397)	2,151,930	—	(2,191)	444,830	226,372	22,035,763
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,112,269	325	(265,609)	4,846,985	—	1,531,397	30,368,067	—	140,126,328
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	21,812,039	1,679,306	—	23,491,345	8,044,447	—	19,710,844	2,619,448	243,605,244
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	35,423,070	870,381	(822,519)	35,470,932	—	(146,373)	22,491,735	9,413,604	395,500,898
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	18,667,771	10,236	(129,036)	18,548,971	—	157,015	60,326,209	—	409,561,283
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,274,572	346,413	(249,414)	5,371,571	—	1,454,833	10,280,306	—	124,620,445
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,223,170	258,631	(103,221)	4,378,580	—	574,818	12,617,803	—	119,841,736
Total					28,361,541	69,161,651	878,258,630	113,212,336	9,646,957,824

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	5